Securities (Summary of Debt Securities by Risk Rating) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Debt securities	$ 363,475	$ 360,870
Allowance for credit losses on debt securities at amortized cost	2	3
Debt securities, net of allowance	363,473	360,867
Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	363,259	360,711
Allowance for credit losses on debt securities at amortized cost	2	3
Debt securities, net of allowance	363,257	360,708
Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	216	159
Allowance for credit losses on debt securities at amortized cost	0	0
Debt securities, net of allowance	216	159
Stage 3 [member]
Disclosure of financial assets [line items]
Debt securities	0	0
Allowance for credit losses on debt securities at amortized cost	0	0
Debt securities, net of allowance	0	0
Investment grade [Member]
Disclosure of financial assets [line items]
Debt securities	362,521	360,272
Investment grade [Member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	362,521	360,272
Investment grade [Member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	0	0
Non investment grade [member]
Disclosure of financial assets [line items]
Debt securities	905	530
Non investment grade [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	738	439
Non investment grade [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	167	91
Watch and classified [Member]
Disclosure of financial assets [line items]
Debt securities	49	68
Watch and classified [Member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	49	68
Default [member]
Disclosure of financial assets [line items]
Debt securities	0	0
Default [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt securities	$ 0	$ 0